UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04010

                                OCM Mutual Fund
                              2600 Kitty Hawk Road
                                   Suite 119
                              Livermore, CA 94551


                     Name and address of agent for service:

                                 Gregory Orrell
                        Orrell Capital Management, Inc.
                              2600 Kitty Hawk Road
                                   Suite 119
                              Livermore, CA 94551


                 Registrant's telephone number: (925) 455-0802


                      Date of fiscal year end: November 30

                  Date of reporting period: February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

OCM GOLD FUND
SCHEDULE OF INVESTMENTS
AS OF FEBRUARY 28, 2014
(UNAUDITED)

         Shares                                                       Value
        -------                                                      ------


                COMMON STOCKS                            90.4%
                MAJOR GOLD PRODUCERS                     28.6%
       152,722  AngloGold Ashanti Ltd. ADR                     $      2,684,853
       375,000  Gold Fields Ltd. ADR                                  1,383,750
       450,050  Goldcorp, Inc.                                       12,119,846
       258,200  Kinross Gold Corp.                                    1,347,804
       107,961  Newmont Mining Corp.                                  2,511,173
       280,000  Sibanye Gold Ltd. ADR                                 2,242,800
                                                               ----------------
                                                                     22,290,226
                                                               ----------------
                INTERMEDIATE/MID-TIER GOLD PRODUCERS     33.5%
       127,250  Agnico-Eagle Mines Ltd.                               4,087,270
       250,000  Alacer Gold Corp.                                       675,066
       100,000  AuRico Gold, Inc.                                       492,000
       500,000  Centerra Gold, Inc.                                   2,239,682
       360,833  Eldorado Gold Corp.                                   2,403,148
       300,000  Endeavour Mining Corp.*                                 216,743
       520,200  IAMGOLD Corp.                                         1,929,942
       149,900  New Gold, Inc.*                                         915,889
       122,500  Randgold Resources Ltd. ADR                           9,682,400
       348,250  Yamana Gold, Inc.                                     3,496,430
                                                               ----------------
                                                                     26,138,570
                                                               ----------------
                JUNIOR GOLD PRODUCERS                     6.9%
       175,000  Argonaut Gold Ltd.*                                     910,322
       568,400  B2Gold Corp.*                                         1,642,626
       300,000  Dundee Precious Metals, Inc.*                         1,473,855
       500,000  Mandalay Resources Corp.                                424,456
     1,281,500  Wesdome Gold Mines Ltd.*                                914,283
                                                               ----------------
                                                                      5,365,542
                                                               ----------------
                EXPLORATION AND DEVELOPMENT COMPANIES     6.5%
       500,000  Amarillo Gold Corp.*                                     85,794
     2,190,000  Avala Resources Ltd.*                                   227,445
       150,000  MAG Silver Corp.*                                     1,228,664
       300,000  Sabina Gold & Silver Corp.*                             249,255
     5,100,040  Sutter Gold Mining, Inc.*                               829,050
       100,000  Tahoe Resources, Inc.*                                2,346,248
         5,600  Tahoe Resources, Inc.*^                                 131,152
                                                               ----------------
                                                                      5,097,608
                                                               ----------------
                PRIMARY SILVER PRODUCERS                  8.0%
       200,000  Fortuna Silver Mines, Inc.*                             861,555
       210,000  Silver Wheaton Corp.                                  5,357,627
                                                               ----------------
                                                                      6,219,182
                                                               ----------------

        Shares                                                         Value
        -------                                                        ------

                OTHER                                     6.9%
        14,800  Franco-Nevada Corp.                            $        756,373
        10,200  Franco-Nevada Corp.^                                    521,730
        60,000  Royal Gold, Inc.                                      4,122,600
                                                               ----------------
                                                                      5,400,703
                                                               ----------------

                 TOTAL COMMON STOCKS
                   (Cost $29,159,532)                                70,511,831
                                                               ----------------

                 EXCHANGE TRADED FUND                     6.2%
        37,500  SPDR Gold Trust*                                      4,785,750
                                                               ----------------

                 TOTAL EXCHANGE TRADED FUND
                   (Cost $1,657,875)                                  4,785,750
                                                               ----------------

                 WARRANTS                                 0.0%
                   Exercise Price 1.95 CAD, Exp. 12/18/2016               2,540
                                                               ----------------
                 TOTAL WARRANTS
                   (Cost $0)                                              2,540
                                                               ----------------
                 SHORT-TERM INVESTMENT                    3.3%
     2,592,222  UMB Money Market Fiduciary, 0.01%                     2,592,222
                                                               ----------------

                 TOTAL SHORT-TERM INVESTMENT
                   (Cost $2,592,222)                                  2,592,222
                                                               ----------------


                 TOTAL INVESTMENTS
                   (Cost $33,409,629)                    99.9%       77,892,343

                 OTHER ASSETS LESS LIABILITIES            0.1%           80,146
                                                               ----------------

                 TOTAL NET ASSETS                       100.0% $     77,972,489
                                                               ================


ADR - American Depository Receipt.

CAD - Canadian Dollars.

* Non-income producing security.

^ Denoted investment is a Canadian security traded on U.S. stock exchange.


See Notes to Schedule of Investments.

SUMMARY OF INVESTMENTS BY COUNTRY

  Country                                                 Percent of
                                                          Investment
                                          Value           Securities
  -----------------------------------------------------------------------
  Canada                            $      47,670,052          61.2%
  Cayman Islands                              216,743           0.3
  Jersey                                    9,682,400          12.4
  South Africa                              6,311,403           8.1
  United States(1)                         14,011,745          18.0
                                    -------------------------------------


  Total                             $      77,892,343         100.0%
                                    =====================================



(1) Includes short-term investments.


See Notes to Schedule of Investments.

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Security Valuation - Portfolio securities that are listed on national securities exchanges, other than the NASDAQ Stock Market LLC, are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ Global Select Market, Global Market and Capital Market securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities
     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund's assets:


------------------------------------------------- ---------------- ------------ ------------ -----------------
SECTOR                                                LEVEL 1        LEVEL 2      LEVEL 3         TOTAL
------------------------------------------------- ---------------- ------------ ------------ -----------------
COMMON STOCKS
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Major Gold Producers                                $22,290,226      --            --           $22,290,226
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Intermediate/Mid-Tier Gold Producers                 26,138,570      --            --            26,138,570
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Junior Gold Producers                                 5,365,542      --            --             5,365,542
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Exploration and Development Companies                 5,097,608      --            --             5,097,608
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Primary Silver Producers                              6,219,182      --            --             6,219,182
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Other                                                 5,400,703      --            --             5,400,703
------------------------------------------------- ---------------- ------------ ------------ -----------------
EXCHANGE TRADED FUND                                    4,785,750      --            --             4,785,750
------------------------------------------------- ---------------- ------------ ------------ -----------------
SHORT-TERM INVESTMENT                                   2,592,222                                   2,592,222
------------------------------------------------- ---------------- ------------ ------------ -----------------
WARRANTS
------------------------------------------------- ---------------- ------------ ------------ -----------------
  Junior Gold Producers                                     2,540      --            --                 2,540
------------------------------------------------- ---------------- ------------ ------------ -----------------
TOTAL                                                 $77,892,343  $   --       $    --           $77,892,343
------------------------------------------------- ---------------- ------------ ------------ -----------------

     There were no Level 2 or 3 securities as of February 28, 2014. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

     Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

     Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders, which will be sufficient to relieve it from all or substantially all federal income taxes.

     Accounting for Uncertainty in Income Taxes ("Income Tax Statement") requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on the Statement of Operations. As of February 28, 2014, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscals years 2010-2013 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 28, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTE 3. FEDERAL INCOME TAX INFORMATION

     At February 28, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:


               Cost of investments......................     $     35,120,198
                                                             ================
               Unrealized appreciation..................     $     44,691,831
               Unrealized depreciation..................           (1,919,686)
                                                             ----------------
               Net unrealized appreciation on
               investments..............................     $     42,772,145
                                                             ================

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").


ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's certifying officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:      /s/ Gregory M. Orrell
         ---------------------
          Gregory M. Orrell
          President and Treasurer

Date: April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Gregory M. Orrell
         ---------------------
          Gregory M. Orrell
          President and Treasurer

Date: April 24, 2014